Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Capital commitments [abstract]
Number of RSUs, Beginning Balance		196,753		506,495
Number of RSUs, Granted	[1]			125,000
Number of RSUs, Shares issued		(111,086)	[1],[2]	(434,742)
Number of RSUs, Withheld	[1],[2]	(85,667)
Number of RSUs, Ending Balance				196,753
Weighted average fair value, Beginning Balance		$ 1.27		$ 2.24
Weighted average fair value, Granted	[1]			0.78
Weighted average fair value, Shares issued		1.57	[1],[2]	0.68
Weighted average fair value, Withheld	[1],[2]	1.27
Weighted average fair value, Ending Balance				$ 1.27

[1]	The RSUs were granted on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. The Group treated these RSUs as cash-settled given the cash settlement of a previous grant. In January 2019, the Group’s Compensation Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group settled the vested RSUs, by issuing 58,886 shares and withheld 66,114 RSUs to pay tax obligations.
[2]	During the year ended December 31, 2019, 71,752 RSUs, being the second and third tranches of 107,629 equity-settled RSUs that were granted in September 2017, were settled by issuing 52,200 shares, with the balance of 19,553 RSUs being withheld to pay tax obligations.